Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Contrarian Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class A
Trading Symbol	LCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 110	0.97%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, materials, and health care sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector all buoyed Fund results during the annual period.
Individual holdings
| Positions in Nvidia, a semiconductor company that is a leading provider of artificial intelligence hardware and software; Meta Platforms, owner and operator of Facebook, Instagram and other social media and messaging apps; GE Aerospace, an aircraft engine supplier that was spun off from former parent company, General Electric; Uber, one of the largest ridesharing companies across the globe; and Newmont, a leading gold mining company and producer of copper, silver and other metals, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| A larger weighting to the information technology sector, a smaller weighting to the financials sector and a slightly larger weighting to the energy sector detracted from results over the annual period.
Individual holdings
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, a multinational energy company specializing in oil and gas; United Parcel Service (UPS), a global shipping and logistics company; Coty, a beauty company specializing in fragrance, skincare and makeup; and Match Group, a provider of dating products and services, including Match, Tinder and Hinge, were among the top detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	27.42	16.40	12.46
Class A (including sales charges)	20.10	15.03	11.80
Russell ® 1000 Index	26.60	15.55	12.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information .
Net Assets	$ 14,614,092,430
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 78,501,488
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 14,614,092,430
Total number of portfolio holdings	79
Management services fees (represents 0.60% of Fund average net assets)	$ 78,501,488
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp .	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie, Inc.	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp .	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie, Inc.	1.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Contrarian Core Fund - Advisor Class
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Advisor Class
Trading Symbol	CORRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 82	0.72%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, materials, and health care sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector all buoyed Fund results during the annual period.
Individual holdings
| Positions in Nvidia, a semiconductor company that is a leading provider of artificial intelligence hardware and software; Meta Platforms, owner and operator of Facebook, Instagram and other social media and messaging apps; GE Aerospace, an aircraft engine supplier that was spun off from former parent company, General Electric; Uber, one of the largest ridesharing companies across the globe; and Newmont, a leading gold mining company and producer of copper, silver and other metals, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| A larger weighting to the information technology sector, a smaller weighting to the financials sector and a slightly larger weighting to the energy sector detracted from results over the annual period.
Individual holdings
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, a multinational energy company specializing in oil and gas; United Parcel Service (UPS), a global shipping and logistics company; Coty, a beauty company specializing in fragrance, skincare and makeup; and Match Group, a provider of dating products and services, including Match, Tinder and Hinge, were among the top detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	27.75	16.69	12.74
Russell ® 1000 Index	26.60	15.55	12.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 14,614,092,430
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 78,501,488
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 14,614,092,430
Total number of portfolio holdings	79
Management services fees (represents 0.60% of Fund average net assets)	$ 78,501,488
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie , Inc.	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie , Inc.	1.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Contrarian Core Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class C
Trading Symbol	LCCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 194	1.72%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, materials, and health care sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector all buoyed Fund results during the annual period.
Individual holdings
| Positions in Nvidia, a semiconductor company that is a leading provider of artificial intelligence hardware and software; Meta Platforms, owner and operator of Facebook, Instagram and other social media and messaging apps; GE Aerospace, an aircraft engine supplier that was spun off from former parent company, General Electric; Uber, one of the largest ridesharing companies across the globe; and Newmont, a leading gold mining company and producer of copper, silver and other metals, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| A larger weighting to the information technology sector, a smaller weighting to the financials sector and a slightly larger weighting to the energy sector detracted from results over the annual period.
Individual holdings
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, a multinational energy company specializing in oil and gas; United Parcel Service (UPS), a global shipping and logistics company; Coty, a beauty company specializing in fragrance, skincare and makeup; and Match Group, a provider of dating products and services, including Match, Tinder and Hinge, were among the top detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	26.45	15.52	11.61
Class C (including sales charges)	25.45	15.52	11.61
Russell ® 1000 Index	26.60	15.55	12.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 14,614,092,430
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 78,501,488
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 14,614,092,430
Total number of portfolio holdings	79
Management services fees (represents 0.60% of Fund average net assets)	$ 78,501,488
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the
Fund
represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie, Inc.	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie, Inc.	1.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Contrarian Core Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional Class
Trading Symbol	SMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 82	0.72%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, materials, and health care sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector all buoyed Fund results during the annual period.
Individual holdings
| Positions in Nvidia, a semiconductor company that is a leading provider of artificial intelligence hardware and software; Meta Platforms, owner and operator of Facebook, Instagram and other social media and messaging apps; GE Aerospace, an aircraft engine supplier that was spun off from former parent company, General Electric; Uber, one of the largest ridesharing companies across the globe; and Newmont, a leading gold mining company and producer of copper, silver and other metals, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| A larger weighting to the information technology sector, a smaller weighting to the financials sector and a slightly larger weighting to the energy sector detracted from results over the annual period.
Individual holdings
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, a multinational energy company specializing in oil and gas; United Parcel Service (UPS), a global shipping and logistics company; Coty, a beauty company specializing in fragrance, skincare and makeup; and Match Group, a provider of dating products and services, including Match, Tinder and Hinge, were among the top detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	27.72	16.69	12.74
Russell ® 1000 Index	26.60	15.55	12.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 14,614,092,430
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 78,501,488
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 14,614,092,430
Total number of portfolio holdings	79
Management services fees (represents 0.60% of Fund average net assets)	$ 78,501,488
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie, Inc.	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie, Inc.	1.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Contrarian Core Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional 2 Class
Trading Symbol	COFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, materials, and health care sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector all buoyed Fund results during the annual period.
Individual holdings
| Positions in Nvidia, a semiconductor company that is a leading provider of artificial intelligence hardware and software; Meta Platforms, owner and operator of Facebook, Instagram and other social media and messaging apps; GE Aerospace, an aircraft engine supplier that was spun off from former parent company, General Electric; Uber, one of the largest ridesharing companies across the globe; and Newmont, a leading gold mining company and producer of copper, silver and other metals, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| A larger weighting to the information technology sector, a smaller weighting to the financials sector and a slightly larger weighting to the energy sector detracted from results over the annual period.
Individual holdings
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, a multinational energy company specializing in oil and gas; United Parcel Service (UPS), a global shipping and logistics company; Coty, a beauty company specializing in fragrance, skincare and makeup; and Match Group, a provider of dating products and services, including Match, Tinder and Hinge, were among the top detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	27.81	16.78	12.84
Russell ® 1000 Index	26.60	15.55	12.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 14,614,092,430
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 78,501,488
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 14,614,092,430
Total number of portfolio holdings	79
Management services fees (represents 0.60% of Fund average net assets)	$ 78,501,488
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie, Inc .	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie, Inc .	1.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Contrarian Core Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Institutional 3 Class
Trading Symbol	COFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, materials, and health care sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector all buoyed Fund results during the annual period.
Individual holdings
| Positions in Nvidia, a semiconductor company that is a leading provider of artificial intelligence hardware and software; Meta Platforms, owner and operator of Facebook, Instagram and other social media and messaging apps; GE Aerospace, an aircraft engine supplier that was spun off from former parent company, General Electric; Uber, one of the largest ridesharing companies across the globe; and Newmont, a leading gold mining company and producer of copper, silver and other metals, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| A larger weighting to the information technology sector, a smaller weighting to the financials sector and a slightly larger weighting to the energy sector detracted from results over the annual period.
Individual holdings
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, a multinational energy company specializing in oil and gas; United Parcel Service (UPS), a global shipping and logistics company; Coty, a beauty company specializing in fragrance, skincare and makeup; and Match Group, a provider of dating products and services, including Match, Tinder and Hinge, were among the top detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	27.87	16.83	12.90
Russell ® 1000 Index	26.60	15.55	12.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 14,614,092,430
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 78,501,488
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 14,614,092,430
Total number of portfolio holdings	79
Management services fees (represents 0.60% of Fund average net assets)	$ 78,501,488
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie , Inc.	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie , Inc.	1.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Contrarian Core Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Contrarian Core Fund
Class Name	Class R
Trading Symbol	CCCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 138	1.22%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, materials, and health care sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the consumer discretionary sector, larger allocations to the communication services sector, and smaller allocations to the real estate sector all buoyed Fund results during the annual period.
Individual holdings
| Positions in Nvidia, a semiconductor company that is a leading provider of artificial intelligence hardware and software; Meta Platforms, owner and operator of Facebook, Instagram and other social media and messaging apps; GE Aerospace, an aircraft engine supplier that was spun off from former parent company, General Electric; Uber, one of the largest ridesharing companies across the globe; and Newmont, a leading gold mining company and producer of copper, silver and other metals, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, consumer staples and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| A larger weighting to the information technology sector, a smaller weighting to the financials sector and a slightly larger weighting to the energy sector detracted from results over the annual period.
Individual holdings
| Fund positions in Nike, the global retailer of athletic apparel and equipment; Chevron, a multinational energy company specializing in oil and gas; United Parcel Service (UPS), a global shipping and logistics company; Coty, a beauty company specializing in fragrance, skincare and makeup; and Match Group, a provider of dating products and services, including Match, Tinder and Hinge, were among the top detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	27.07	16.10	12.17
Russell ® 1000 Index	26.60	15.55	12.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 14,614,092,430
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 78,501,488
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 14,614,092,430
Total number of portfolio holdings	79
Management services fees (represents 0.60% of Fund average net assets)	$ 78,501,488
Portfolio turnover for the reporting period	51%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc ., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie, Inc.	1.7%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	6.9%
Apple, Inc.	6.7%
NVIDIA Corp.	6.5%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc ., Class A	2.8%
Alphabet, Inc., Class A	2.0%
JPMorgan Chase & Co.	1.9%
Alphabet, Inc., Class C	1.9%
Elevance Health, Inc.	1.8%
AbbVie, Inc.	1.7%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds